Inventories	12 Months Ended
Apr. 30, 2023
Inventories [Abstract]
INVENTORIES	17. INVENTORIES Inventories as at April 30, 2023 and 2022 consist of the following:

(in thousands)	2023 $	2022 $
Supplies and parts	1,344	1,418
Antibodies	206	197
Work in process	510	—
	2,060	1,615